Net Loss Per Share Attributible To Ordinary Sharholders - Schedule of Adjusted Net loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share Reconciliation [Abstract]
Net loss		$ (46,421)	$ (49,317)	$ (43,500)
Revaluation of warrants				(196)
Adjusted Net loss	[1]	$ (46,421)	$ (49,317)	$ (43,696)

[1]	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of the Company’s net loss for 2023 as set forth in the following table.